SHAREHOLDERS' EQUITY (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended				3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Cumulative Translation Adjustment	Dec. 31, 2013 Cumulative Translation Adjustment	Mar. 31, 2014 Available-for-sale Securities and Other Investments	Mar. 31, 2014 Derivative Financial Instruments	Mar. 31, 2014 Pension Benefits
Changes in accumulated other comprehensive loss by component
Accumulated other comprehensive (loss) income, beginning of period	$ (15,141)		$ (16,206)	$ (16,206)	$ 3,965	$ (148)	$ (2,752)
Unrealized other comprehensive gain (loss)	20,432				21,018	(586)
Income tax expense impact	154					154
Reclassifications from accumulated other comprehensive (loss) income to the Consolidated Statements of Income	437				(273)	545	165
Income tax recovery impact	(187)					(144)	(43)
Other comprehensive income for the period	20,836	10,988			20,745	(31)	122
Accumulated other comprehensive (loss) income, end of period	$ 5,695		$ (16,206)	$ (16,206)	$ 24,710	$ (179)	$ (2,630)